Operating Leases - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 34,703
2020	53,497
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	$ 147,405